Document and Entity Information	Jan. 08, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 08, 2016
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Jan. 08, 2016
Document Effective Date	Jan. 08, 2016
Prospectus Date	Feb. 27, 2015
General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
General Treasury and Agency Money Market Fund | Class R
Prospectus:
Trading Symbol	DUTXX